STOCK INCENTIVE PLAN - Descriptions of Plans (Details)	12 Months Ended
Dec. 31, 2020 shares
Employee Benefits And Share Based Compensation [Abstract]
Maximum Number of Shares to Be Issued the Plan	4,000,000
Percentage of Outstanding Stock Limitation	10.00%